Consolidated Balance Sheets - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Assets
Cash and due from banks	$ 26,310	$ 30,209
Interest-bearing deposits with banks	38,345	36,471
Securities (Note 4)
Trading	146,534	128,258
Investment, net of applicable allowance	102,470	94,608
Securities	249,004	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	306,961	294,602
Loans (Note 5)
Retail	426,086	399,452
Wholesale	195,870	180,278
Loans	621,956	579,730
Allowance for loan losses (Note 5)	(3,100)	(2,912)
Loans, net	618,856	576,818
Segregated fund net assets (Note 16)	1,663	1,368
Other
Customers' liability under acceptances	18,062	15,641
Derivatives (Note 8)	101,560	94,039
Premises and equipment (Note 9)	3,191	2,832
Goodwill (Note 10)	11,236	11,137
Other intangibles (Note 10)	4,674	4,687
Other assets (Note 13)	49,073	44,064
Total other assets	187,796	172,400
Total assets	1,428,935	1,334,734
Deposits (Note 14)
Personal	294,732	270,154
Business and government	565,482	533,522
Bank	25,791	32,521
Total deposits	886,005	836,197
Segregated fund net liabilities (Note 16)	1,663	1,368
Other
Acceptances	18,091	15,662
Obligations related to securities sold short	35,069	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	226,586	206,814
Derivatives (Note 8)	98,543	90,238
Insurance claims and policy benefit liabilities (Note 15)	11,401	10,000
Other liabilities (Note 18)	58,137	53,122
Total other liabilities	447,827	408,083
Subordinated debentures (Note 19)	9,815	9,131
Total liabilities	1,345,310	1,254,779
Equity attributable to shareholders (Note 21)
Retained earnings	55,981	51,112
Other components of equity	4,248	4,823
Total equity attributable to shareholders	83,523	79,861
Non-controlling interests	102	94
Total equity	83,625	79,955
Total liabilities and equity	1,428,935	1,334,734
Preferred shares [member]
Equity attributable to shareholders (Note 21)
Issued capital	5,707	6,309
Common shares [member]
Equity attributable to shareholders (Note 21)
Issued capital	$ 17,587	$ 17,617